Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Schedule of Vesting Percentages of Employer Contributions	The following table shows the vesting schedule of Company contributions and the earnings thereon (other than dividends on the Southwest Gas Stock Fund).

Vested
Years of Service	Percentage
One but less than two	20
Two but less than three	40
Three but less than four	60
Four but less than five	80
Five and over	100